Provisions - Schedule of funding status of the defined benefit obligations (Details) - Spain - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
To current employees	€ 21	€ 25	€ 29
Vested obligations to retired employees	1,917	2,005	2,797
To pre-retirees employees	0	0	0
Long-service bonuses and other benefits	0	0	0
Other	49	46	65
Present value of the obligations	1,987	2,076	2,891
Less - Fair value of plan assets	1,235	861	1,217
Provisions - Provisions for pensions	752	1,215	1,674
Internal provisions for pensions	677	1,141	1,560
Net pension assets	(14)	(24)	(30)
Insurance contracts linked to pensions (note 14)	93	104	149	€ 174
Unrecognised net assets for pensions	(4)	(6)	(5)
Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
To current employees	0	0	0
Vested obligations to retired employees	0	0	0
To pre-retirees employees	812	892	1,186
Long-service bonuses and other benefits	12	11	12
Other	0	0	0
Present value of the obligations	824	903	1,198
Less - Fair value of plan assets	7	8	10
Provisions - Provisions for pensions	817	895	1,188
Internal provisions for pensions	817	895	1,188
Net pension assets	0	0	0
Insurance contracts linked to pensions (note 14)	0	0	0	€ 0
Unrecognised net assets for pensions	€ 0	€ 0	€ 0